WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 136.1%
Alabama - 6.4%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$842,216	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	11,940,777
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,566,446
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	10,662,041
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	8,037,934
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	5,690,000	6,220,283	(b)(c)

Total Alabama				39,269,697

Alaska - 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	947,488
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	1,201,352	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	2,018,646

Total Alaska				4,167,486

Arizona - 5.1%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	842,367
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000	4,630,062	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,073,602	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	928,005
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,556,359
Series 2007	5.000%	12/1/32	10,000,000	13,407,138
Series 2007	5.000%	12/1/37	5,500,000	7,780,759

Total Arizona				31,218,292

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 17.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$2,080,819
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,201,115
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	5,500,000	5,594,305	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	875,000	906,955
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	609,880
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,500,000	1,824,752	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,900,000	2,301,486	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	13,108,446	(a)(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,182,314
Various Purpose, Refunding	5.000%	9/1/41	3,250,000	4,330,623	(e)
California Statewide CDA Revenue, Provident
Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,855,239	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,611,285
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,855,000	2,956,615
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	568,331
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,636,325
Los Angeles County, CA, Public Works Financing Authority Revenue, Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,043,066

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	$500,000	$629,321	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	2,500,000	3,096,860	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	6,885,942	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	2,293,186	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,067,498
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	4,000,000	4,812,877
Series C	5.000%	7/1/37	1,000,000	1,233,766
Series C	5.000%	7/1/42	2,000,000	2,452,261
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,853,228
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,395,825
Series B	6.500%	11/1/39	8,000,000	13,151,182
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,093,824
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,106,366
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,384,233
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	215,700
Senior Lien, Series A	5.750%	6/1/48	600,000	647,072
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,234,435

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$2,500,000	$2,960,001
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,826,189	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,252,421
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	641,074
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	629,525

Total California				105,674,342

Colorado - 6.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	518,340
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,935,046
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,188,031
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	684,505
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	12,476,817	(a)(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	19,053,501

Total Colorado				36,856,240

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,857,995
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,565,148
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	2,101,012
Series E	5.000%	10/15/34	930,000	1,121,452

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$900,000	$1,043,433	(d)

Total Connecticut				9,689,040

District of Columbia - 0.5%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,286,523

Florida - 3.9%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,509,170	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	627,070	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,772,231
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,811,003	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,715,984	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,030,172
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	825,935
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	869,912
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	1,500,000	1,574,362
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,247,914

Total Florida				23,983,753

Georgia - 1.5%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,254,151
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	1,000,000	1,221,367
Project One, Series A	5.000%	1/1/50	1,000,000	1,262,682

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$800,000	$977,837
Series B	5.000%	3/15/22	4,000,000	4,100,528
Series C	4.000%	9/1/26	560,000	646,770	(b)(c)

Total Georgia				9,463,335

Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,000,000	1,142,650	(e)

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,348,043

Illinois - 17.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,821,209
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	121,661
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	503,844
Dedicated, Series H	5.000%	12/1/36	500,000	605,921
Dedicated, Series H	5.000%	12/1/46	150,000	179,615
Series D	5.000%	12/1/46	6,435,000	7,861,748
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	250,636
Series A	5.000%	1/1/44	1,000,000	1,211,172
Series A, Refunding	5.000%	1/1/26	2,250,000	2,651,866
Series A, Refunding	6.000%	1/1/38	1,500,000	1,866,428
Series B	5.500%	1/1/32	3,300,000	3,768,374
Series C, Refunding	5.000%	1/1/25	3,000,000	3,429,177
Series D, Refunding	5.500%	1/1/34	10,000	11,410
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,173,251
Series A, Refunding	5.000%	1/1/31	1,000,000	1,143,816	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,986,773	(a)
TrIPS Obligated Group	5.000%	7/1/48	700,000	834,025	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,184,254
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,479,736
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	614,343

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$1,000,000	$1,099,151
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,177,088
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	896,676
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,255,185
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,597,902
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,367,453
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	3,073,095
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,455,399
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	1,750,000	2,074,354
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	2,276,343
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	576,501
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	939,441
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/39	4,000,000	4,721,376
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,714,458
Series 2016	5.000%	11/1/33	2,350,000	2,744,821
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,982,906
Series A	5.000%	3/1/36	1,500,000	1,915,022
Series A	5.000%	5/1/36	690,000	832,610
Series A	5.000%	5/1/39	2,000,000	2,397,454
Series A	5.000%	3/1/46	1,750,000	2,183,706
Series A, Refunding	5.000%	10/1/29	3,795,000	4,722,293
Series A, Refunding	5.000%	10/1/30	500,000	620,314
Series B, Refunding	5.000%	10/1/29	750,000	933,260
Series D	5.000%	11/1/27	2,000,000	2,463,923

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	$1,500,000	$1,708,106
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	8,772,936
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	2,750,000	3,127,538	(e)
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,719,716

Total Illinois				105,048,286

Indiana - 2.9%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,640,589
Marion General Hospital, Series A	4.000%	7/1/45	900,000	1,041,951
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,391,722	(a)
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,019,561
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,345,672
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,135,864	(a)

Total Indiana				17,575,359

Iowa - 0.3%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	325,000	331,375
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	500,000	581,893
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	750,000	869,261

Total Iowa				1,782,529

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$1,000,000	$1,232,174
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	5,000,000	5,744,976	(b)(c)
Series C	4.000%	6/1/25	5,800,000	6,517,421	(b)(c)

Total Kentucky				13,494,571

Louisiana - 1.7%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,372,880	(a)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,137,348	(b)(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,374,641	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,750,000	1,864,892	(b)(c)

Total Louisiana				10,749,761

Maryland - 0.2%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,418,184

Massachusetts - 1.9%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,226,273
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	532,838
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	845,027
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	605,760
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	1,100,000	1,271,174	(a)
Series A, Refunding	5.000%	7/1/36	1,700,000	2,135,470	(a)
Series E	5.000%	7/1/46	1,500,000	1,915,869	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,247,876	(g)

Total Massachusetts				11,780,287

Michigan - 3.6%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,113,351

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	$5,500,000	$6,497,626
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	602,982
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	425,000	450,578	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	715,586
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	727,310
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,373,683	(g)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,307,836
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	290,511
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	500,000	582,653
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	400,000	489,489
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,795,523
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,697,189	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,776,022

Total Michigan				22,420,339

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,702,569	(g)

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	$2,710,000	$2,923,265
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,423,305

Total Missouri				4,346,570

New Jersey - 10.7%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	862,490
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,585,800
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,777,444	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	925,912
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.620%	3/1/28	15,000,000	15,217,519	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,276,887
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,936,661
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,152,763	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	767,231	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	485,815
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,430,754
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,876,955
Transportation Program, Series AA	5.000%	6/15/45	7,500,000	9,470,299
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,607,343
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,242,422
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	3,338,655

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	$2,675,000	$3,340,241
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/28	3,500,000	4,458,751
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,256,078
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	734,793

Total New Jersey				65,744,813

New York - 19.7%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	1,280,000	1,662,265
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,441,054
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,800,557
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	500,000	572,219
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	579,878
Green Bonds, Series D-1	5.000%	11/15/43	500,000	626,024
Green Bonds, Series D-3	4.000%	11/15/49	1,000,000	1,148,160
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,975,292
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,441,112
Series A-2	5.000%	5/15/30	1,800,000	2,351,200	(b)(c)
Series C-1	5.000%	11/15/33	350,000	417,654
New York City, NY, GO:
Subseries D-1	5.000%	3/1/43	2,000,000	2,531,803
Subseries F-1	5.000%	3/1/50	2,000,000	2,537,955
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	572,270
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	879,087
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,858,019
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	5,291,653
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,822,795

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series B-1	5.000%	8/1/45	$3,000,000	$3,664,453
Subordinated, Series C-1	4.000%	5/1/46	7,000,000	8,233,891
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	1,000,000	1,238,346
Series B, Refunding	5.000%	2/15/43	5,000	6,291	(g)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,669,045
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,505,884
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	3,250,000	4,180,135
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	2,500,000	2,944,161
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	4,043,203
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,935,002	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,057,360
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,241,700
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	3,000,000	3,492,674
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	2,127,593	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,782,232	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	10,359,831	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	279,810	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,124,816	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/39	1,800,000	2,113,193

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	$6,400,000	$7,504,824
Series 221	4.000%	7/15/55	3,600,000	4,156,991	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,250,000	2,895,163
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,000,000	1,288,794
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,469,444
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	7,350,000	9,422,149
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	2,500,000	3,221,985

Total New York				121,467,967

North Carolina - 1.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	2,194,799
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	881,156
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	586,701
The Forest at Duke Project	4.000%	9/1/46	715,000	832,251
The Forest at Duke Project	4.000%	9/1/51	1,000,000	1,160,389
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	855,033
Series A, Refunding	5.000%	7/1/51	1,500,000	1,706,893

Total North Carolina				8,217,222

Ohio - 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	1,250,000	1,436,693
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,792,864
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,518,866	(g)

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$1,500,000	$1,653,653	(a)(b)(c)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,024,397

Total Ohio				17,426,473

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	2,359,826
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	1,664	*(h)

Total Oklahoma				2,361,490

Oregon - 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,347,543
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,128,351	(a)

Total Oregon				3,475,894

Pennsylvania - 4.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	309,874
Series 2018	5.000%	6/1/33	500,000	617,365
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	432,282	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	2,000,000	2,244,580
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	646,766	(g)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,531,207
Pennsylvania State Turnpike Commission Revenue:
Series B, Refunding	5.000%	12/1/46	1,500,000	1,935,810
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,304,008	(g)
Subordinated, Series B	5.250%	12/1/41	3,725,000	3,772,025	(g)
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,568,084
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,283,979

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	$1,200,000	$1,570,341
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	2,055,515
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,134,803	(g)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	730,186
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,159,066

Total Pennsylvania				26,295,891

Puerto Rico - 5.0%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,073,437	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,200,000	2,156,000	*(h)
Series A	5.050%	7/1/42	350,000	343,000	*(h)
Series XX	5.250%	7/1/40	3,495,000	3,438,206	*(h)
Series ZZ, Refunding	5.250%	7/1/18	1,250,000	1,210,937	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	886,207
CAB, Restructured, Series A-1	0.000%	7/1/46	1,040,000	347,504
CAB, Restructured, Series A-1	0.000%	7/1/51	10,200,000	2,478,753
Restructured, Series A-1	4.550%	7/1/40	230,000	264,666
Restructured, Series A-1	5.000%	7/1/58	7,250,000	8,394,478
Restructured, Series A-2	4.329%	7/1/40	5,380,000	6,115,896
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	4,085,061

Total Puerto Rico				30,794,145

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	2,137,562	(a)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	600,176

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.7%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	$1,200,000	$1,452,525
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	614,338
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,228,838
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	7,370,058	(b)(c)

Total Tennessee				10,665,759

Texas - 8.3%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,488,528
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,507,183
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	750,000	877,748
Senior Lien, Series E	4.000%	1/1/50	2,500,000	2,902,189
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,609,385	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	600,534
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,668,166
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	880,000	1,066,755	(f)
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	6,159,001	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,500,000	1,635,156	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	2,000,000	2,378,797	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,130,305
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	144,248	(a)
Series 2017	5.000%	11/1/36	120,000	144,112	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	$14,250,000	$14,302,025
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	826,732
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	974,811
Series B, Refunding	5.000%	1/1/40	2,000,000	2,123,339
Series B, Refunding	5.000%	1/1/45	2,105,000	2,392,776
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	400,000	396,966	(a)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	703,646
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,802,455	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	500,000	350,000	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	75,000	*(h)

Total Texas				51,259,857

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	711,789
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,435,000	1,438,529
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,210,500

Total U.S. Virgin Islands				3,360,818

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,409,838	(a)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	$1,000,000	$1,140,442
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,200,000	1,371,500
Series 2021	4.000%	10/15/38	500,000	585,141

Total Utah				9,506,921

Virginia - 2.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	914,344
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,291,033	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,747,484	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	2,000,000	2,334,944
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	618,262
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	300,000	369,031
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,118,196	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,082,251	(a)

Total Virginia				12,475,545

Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	1,500,000	1,769,242	(a)
Series 2019	4.000%	4/1/44	750,000	852,445	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,827,363	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,185,537	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	324,957

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	$1,200,000	$1,405,106
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	1,500,000	1,902,708

Total Washington				9,267,358

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,605,919	(b)(c)

Wisconsin - 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,979,279
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	1,500,000	1,725,001	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	500,000	608,364

Total Wisconsin				5,312,644

TOTAL MUNICIPAL BONDS (Cost - $748,111,502)				838,394,310

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 1.6%
New York - 1.6%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $9,959,179)	4.000%	3/15/41	8,480,000	9,991,272

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $758,070,681)				848,385,582

SHORT-TERM INVESTMENTS - 3.6%
MUNICIPAL BONDS - 3.6%
Florida - 0.5%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	3,200,000	3,200,000	(a)(k)(l)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	300,000	300,000	(k)(l)

Minnesota - 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/48	100,000	100,000	(k)(l)

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series E	0.010%	12/1/30	$200,000	$200,000	(k)(l)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	1,100,000	1,100,000	(k)(l)
Chevron USA Inc. Project, Series K	0.010%	11/1/35	500,000	500,000	(k)(l)

Total Mississippi				1,800,000

New York - 2.4%
New York City, NY, GO:
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	2,400,000	2,400,000	(k)(l)
Subseries I-4, LOC - TD Bank N.A.	0.010%	4/1/36	1,140,000	1,140,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	845,000	845,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	300,000	300,000	(k)(l)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.010%	2/1/44	7,900,000	7,900,000	(k)(l)
New York State HFA Revenue:
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	500,000	500,000	(a)(k)(l)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	2,000,000	2,000,000	(a)(k)(l)

Total New York				15,085,000

Texas - 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series B, Refunding	0.020%	11/1/29	400,000	400,000	(a)(k)(l)
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.010%	5/1/46	200,000	200,000	(k)(l)

Total Texas				600,000

Utah - 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	1,000,000	1,000,000	(k)(l)

TOTAL MUNICIPAL BONDS (Cost - $22,085,000)				22,085,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $54,432)	0.010%	54,432	$54,432 (m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,139,432)			22,139,432

TOTAL INVESTMENTS - 141.3% (Cost - $780,210,113)			870,525,014
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (4.5)%			(27,625,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (35.3)%			(217,575,000)
TOB Floating Rate Notes - (1.0)%			(6,360,000)
Other Liabilities in Excess of Other Assets - (0.5)%			(2,729,568)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$616,235,446

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of August 31, 2021.

(i)	The maturity principal is currently in default as of August 31, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $54,432 and the cost was $54,432 (Note 2).

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

24

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$838,394,310	—	$838,394,310
Municipal Bonds Deposited in Tender Option Bond Trust	—	9,991,272	—	9,991,272

Total Long-Term Investments	—	848,385,582	—	848,385,582

Short-Term Investments†:
Municipal Bonds	—	22,085,000	—	22,085,000
Money Market Funds	$54,432	—	—	54,432

Total Short-Term Investments	54,432	22,085,000	—	22,139,432

Total Investments	$54,432	$870,470,582	—	$870,525,014

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

		Purchased		Sold
	Affiliate Value at May 31, 2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$58,968	$2,669,675	2,669,675	$2,674,211	2,674,211

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	$54,432

26